Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Deposits, Prepayment and Other Receivables
Deposits, Prepayment and Other Receivables	Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2019	2020
	HK$	HK$

Prepaid insurance and others	470	494
Other receivables	1,284	1,956
	1,754	2,450